UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.
                         Please print or type.

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1.    Name and address of issuer:
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                   Federated Income Securities Trust
                          Federated Investors
                          1001 Liberty Avenue
                  Pittsburgh, Pennsylvania 15222-3779
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2.    The name of each series or class of securities for which this
      Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
       [ ]  Federated Muni and Stock Advantage Fund
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3.    Investment Company Act File Number:                 811-4577

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      Securities Act File Number:     33-3164
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4(a). Last day of fiscal year for which this Form is filed:   October 31, 2006
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4(b). [   ] Check box if this Form is being filed late (i.e., more than
      90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)
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Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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4(c). [   ]  Check box if this is the last time the issuer will be
filing this Form.


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5.    Calculation of registration fee:
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      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):  $244,707,110
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      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year: $83,798,556
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      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995 that
            were not previously used to reduce registration
            fees payable to the Commission:            $0
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      (iv)  Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                   $83,798,556

      (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:         $160,908,554

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      (vi)  Redemption credits available for use in future years
            -- if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                 $0
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      (vii) Multiplier for determining registration fee
            (See Instruction C.9):                            x0.000107

      (viii)           Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):            = $17,217
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
      Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of
      securities (number of shares or other units) deducted here:   -
      .  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
      number here:   -   .
7.    Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):             + $0
8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus
      line 7]:                                                      = $17,217
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9.    Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
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      Method of Delivery:
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            [ x ] Wire Transfer
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            [   ] Mail or other means


                               SIGNATURES


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Deborah M. Molini
                         ----------------------------------------------


                  Deborah M. Molini, Assistant Treasurer


Date:  1/15/07


* Please print the name and title of the signing officer below the signature.